Income taxes - Expiry of tax losses and unused tax credits (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	€ 3,439	€ 2,304
Tax losses carried forward, Unrecognized	18,324	19,393
Total tax losses carried forward	21,763	21,697
Tax credits, Recognized	249	258
Tax credits, Unrecognized	311	342
Total tax credits	560	600
Undistributed earnings, deferred tax liability not recognized	388	422
Within 10 years
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	1,344	132
Tax losses carried forward, Unrecognized	1,247	2,508
Total tax losses carried forward	2,591	2,640
Tax credits, Recognized	85	32
Tax credits, Unrecognized	286	325
Total tax credits	371	357
Thereafter
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Unrecognized	4	3
Total tax losses carried forward	4	3
Tax credits, Recognized	47	49
Tax credits, Unrecognized	4	4
Total tax credits	51	53
No expiry
Expiry of tax losses carried forward and unused tax credits
Tax losses carried forward, Recognized	2,095	2,172
Tax losses carried forward, Unrecognized	17,073	16,882
Total tax losses carried forward	19,168	19,054
Tax credits, Recognized	117	177
Tax credits, Unrecognized	21	13
Total tax credits	€ 138	€ 190